Short-Term Investments	12 Months Ended
Mar. 31, 2024
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS
8.	SHORT-TERM INVESTMENTS

As at March 31, 2024, short-term investments consist of the following:

	Carraying Value	Interest rates	Maturity
Bonds	$1,329	5.50% - 6.90%	June 9, 2024 - January 16, 2025
Money market instruments	30,620
	$31,949

As at March 31, 2023, short-term investments consist of the following:

	Carraying Value	Interest rates	Maturity
Bonds	$3,802	5.50% - 13.00%	July 17, 2023 - January 16, 2025
Money market instruments	53,829
	$57,631

During the year ended March 31,2024, the Company recorded a loss of $1.4 million on short-term investments. During the year ended March 31, 2023, the Company recorded impairment charges of $2.9 million against bond investments, and the impairment charges was included in finance costs on the consolidated statement of income.